Fair Values of Benefit Plan Assets by Asset Class (Detail) (Pension Plans, Defined Benefit) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Cash USD ($)	Mar. 31, 2012 Cash JPY (¥)	Mar. 31, 2011 Cash JPY (¥)	Mar. 31, 2012 Japanese equities securities USD ($)		Mar. 31, 2012 Japanese equities securities JPY (¥)		Mar. 31, 2011 Japanese equities securities JPY (¥)		Mar. 31, 2012 Foreign equity securities USD ($)		Mar. 31, 2012 Foreign equity securities JPY (¥)		Mar. 31, 2011 Foreign equity securities JPY (¥)		Mar. 31, 2012 Pooled funds equity securities USD ($)		Mar. 31, 2012 Pooled funds equity securities JPY (¥)		Mar. 31, 2011 Pooled funds equity securities JPY (¥)		Mar. 31, 2012 Government bonds and municipal bonds USD ($)		Mar. 31, 2012 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2011 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2012 Corporate bonds USD ($)	Mar. 31, 2012 Corporate bonds JPY (¥)	Mar. 31, 2011 Corporate bonds JPY (¥)	Mar. 31, 2012 Life insurance company general accounts USD ($)	Mar. 31, 2012 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Other investment securities at cost USD ($)	Mar. 31, 2012 Other investment securities at cost JPY (¥)	Mar. 31, 2011 Other investment securities at cost JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Cash USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Cash JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Cash JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Japanese equities securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Japanese equities securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 1 Japanese equities securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Foreign equity securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Foreign equity securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 1 Foreign equity securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Pooled funds equity securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Pooled funds equity securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 1 Pooled funds equity securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Government bonds and municipal bonds USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 1 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Other investment securities at cost USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Other investment securities at cost JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Other investment securities at cost JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Japanese equities securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Japanese equities securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Japanese equities securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Foreign equity securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Foreign equity securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Foreign equity securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Pooled funds equity securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Pooled funds equity securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Pooled funds equity securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Government bonds and municipal bonds USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Corporate bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Corporate bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Corporate bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Life insurance company general accounts USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Other investment securities at cost USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Other investment securities at cost JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Other investment securities at cost JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Other investment securities at cost USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Other investment securities at cost JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 Other investment securities at cost JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	$ 1,086,110	¥ 89,061,000	$ 1,125,500	¥ 92,291,000	¥ 94,403,000	$ 48,598	¥ 3,985,000	¥ 4,822,000	$ 92,818	[1]	¥ 7,611,000	[1]	¥ 7,955,000	[1]	$ 228,122	[1]	¥ 18,706,000	[1]	¥ 19,598,000	[1]	$ 62,244	[1],[2]	¥ 5,104,000	[1],[2]	¥ 4,823,000	[1],[2]	$ 238,023	[3]	¥ 19,518,000	[3]	¥ 19,999,000	[3]	$ 53,439	¥ 4,382,000	¥ 5,025,000	$ 354,720	¥ 29,087,000	¥ 28,932,000	$ 8,146	¥ 668,000	¥ 1,137,000	$ 546,208	¥ 44,789,000	¥ 48,197,000	$ 48,598	¥ 3,985,000	¥ 4,822,000	$ 87,220	[1]	¥ 7,152,000	[1]	¥ 7,569,000	[1]	$ 173,866	[1]	¥ 14,257,000	[1]	¥ 15,223,000	[1]	$ 54,695	[1],[2]	¥ 4,485,000	[1],[2]	¥ 4,252,000	[1],[2]	$ 181,317	[3]	¥ 14,868,000	[3]	¥ 16,293,000	[3]	$ 512	¥ 42,000	¥ 38,000	$ 534,341	¥ 43,816,000	¥ 43,648,000	$ 5,598	[1]	¥ 459,000	[1]	¥ 386,000	[1]	$ 54,256	[1]	¥ 4,449,000	[1]	¥ 4,375,000	[1]	$ 7,549	[1],[2]	¥ 619,000	[1],[2]	¥ 571,000	[1],[2]	$ 56,706	[3]	¥ 4,650,000	[3]	¥ 3,706,000	[3]	$ 53,439	¥ 4,382,000	¥ 5,025,000	$ 354,720	¥ 29,087,000	¥ 28,932,000	$ 2,073	¥ 170,000	¥ 653,000	$ 5,561	¥ 456,000	¥ 446,000	$ 5,561	¥ 456,000	¥ 446,000

[1]	The plan's equity securities include common stock of the Company in the amount of ¥45 million ($549 thousand) (0.08% of the Company's total plan assets) and ¥41 million (0.07% of the Company's total plan assets) at March 31, 2012 and 2011, respectively.
[2]	The plan's pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.
[3]	The plan's government bonds and municipal bonds include approximately 50% Japanese bonds and 50% foreign bonds.